Debt, Banking Arrangements, and Leases (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments [Table Text Block]
Long-Term Debt

	December 31,
	2013	2012
	(Millions)
Unsecured:
Transco:
6.4% Notes due 2016	$200	$200
6.05% Notes due 2018	250	250
7.08% Debentures due 2026	8	8
7.25% Debentures due 2026	200	200
5.4% Notes due 2041	375	375
4.45% Notes due 2042	400	400
Northwest Pipeline:
7% Notes due 2016	175	175
5.95% Notes due 2017	185	185
6.05% Notes due 2018	250	250
7.125% Debentures due 2025	85	85
WPZ:
3.8% Notes due 2015	750	750
7.25% Notes due 2017	600	600
5.25% Notes due 2020	1,500	1,500
4.125% Notes due 2020	600	600
4% Notes due 2021	500	500
3.35% Notes due 2022	750	750
4.5% Notes due 2023	600	—
6.3% Notes due 2040	1,250	1,250
5.8% Notes due 2043	400	—
Credit facility loans	—	375
The Williams Companies, Inc.:
7.875% Notes due 2021	371	371
3.7% Notes due 2023	850	850
7.5% Debentures due 2031	339	339
7.75% Notes due 2031	252	252
8.75% Notes due 2032	445	445
Various — 5.5% to 10.25% Notes and Debentures due 2019 to 2033	55	57
Other, including secured capital lease obligations	1	2
Net unamortized debt discount	(37)	(33)
Total long-term debt, including current portion	11,354	10,736
Long-term debt due within one year	(1)	(1)
Long-term debt	$11,353	$10,735

Schedule of Maturities of Long-term Debt [Table Text Block]
The following table presents aggregate minimum maturities of long-term debt (excluding net unamortized discount) for each of the next five years:

December 31, 2013
(Millions)
2014	$—
2015	750
2016	375
2017	785
2018	500

Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	The future minimum annual rentals under noncancelable operating leases, are payable as follows:

December 31, 2013
(Millions)
2014	$53
2015	47
2016	43
2017	36
2018	30
Thereafter	123
Total	$332